March 2, 2020

Keith O’Connell, Esquire
U.S. Securities & Exchange Commission (“SEC”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price Floating Rate Fund, Inc.

   T. Rowe Price Floating Rate Fund

   T. Rowe Price Floating Rate Fund—Advisor Class

   T. Rowe Price Floating Rate Fund—I Class

   T. Rowe Price Floating Rate Fund—Z Class

    File Nos. 333-174605/811-22557

 T. Rowe Price Growth Stock Fund, Inc.

   T. Rowe Price Growth Stock Fund

   T. Rowe Price Growth Stock Fund—Advisor Class

   T. Rowe Price Growth Stock Fund—I Class

   T. Rowe Price Growth Stock Fund—R Class

   T. Rowe Price Growth Stock Fund—Z Class

    File Nos. 002-10780/811-579

 T. Rowe Price High Yield Fund, Inc.

   T. Rowe Price High Yield Fund

   T. Rowe Price High Yield Fund—Advisor Class

   T. Rowe Price High Yield Fund—I Class

   T. Rowe Price High Yield Fund—Z Class

    File Nos. 002-93707/811-4119

 T. Rowe Price Index Trust, Inc.

   T. Rowe Price Equity Index 500 Fund

   T. Rowe Price Equity Index 500 Fund—I Class

   T. Rowe Price Equity Index 500 Fund—Z Class

   T. Rowe Price Mid-Cap Index Fund

   T. Rowe Price Mid-Cap Index Fund—I Class

   T. Rowe Price Mid-Cap Index Fund—Z Class

   T. Rowe Price Small-Cap Index Fund

   T. Rowe Price Small-Cap Index Fund—I Class

   T. Rowe Price Small-Cap Index Fund—Z Class

    File Nos. 033-32859/811-5986

  T. Rowe Price Institutional Income Funds, Inc.

   T. Rowe Price Institutional Floating Rate Fund—Institutional Class

   T. Rowe Price Institutional Floating Rate Fund—F Class

   T. Rowe Price Institutional Floating Rate Fund—Z Class

   T. Rowe Price Institutional High Yield Fund—Institutional Class

   T. Rowe Price Institutional High Yield Fund—Z Class

    File Nos. 333-84634/811-21055

  T. Rowe Price Internaional Funds, Inc.

   T. Rowe Price Dynamic Global Bond Fund

   T. Rowe Price Dynamic Global Bond Fund—Advisor Class

   T. Rowe Price Dynamic Global Bond Fund—I Class

   T. Rowe Price Dynamic Global Bond Fund—Z Class

   T. Rowe Price Emerging Markets Bond Fund

   T. Rowe Price Emerging Markets Bond Fund—Advisor Class

   T. Rowe Price Emerging Markets Bond Fund—I Class

   T. Rowe Price Emerging Markets Bond Fund—Z Class

   T. Rowe Price International Bond Fund

   T. Rowe Price International Bond Fund—Advisor Class

   T. Rowe Price International Bond Fund—I Class

   T. Rowe Price International Bond Fund—Z Class

    File Nos. 002-65539/811-2958

 T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.

   T. Rowe Price Limited Duration Inflation Focused Bond Fund

   T. Rowe Price Limited Duration Inflation Focused Bond Fund—I Class

   T. Rowe Price Limited Duration Inflation Focused Bond Fund—Z Class

    File Nos. 333-136805/811-21919

 T. Rowe Price Mid-Cap Growth Fund, Inc.

   T. Rowe Price Mid-Cap Growth Fund

   T. Rowe Price Mid-Cap Growth Fund—Advisor Class

   T. Rowe Price Mid-Cap Growth Fund—I Class

   T. Rowe Price Mid-Cap Growth Fund—R Class

   T. Rowe Price Mid-Cap Growth Fund—Z Class

    File Nos. 033-47806/811-6665

 T. Rowe Price Mid-Cap Value Fund, Inc.

   T. Rowe Price Mid-Cap Value Fund

   T. Rowe Price Mid-Cap Value Fund—Advisor Class

   T. Rowe Price Mid-Cap Value Fund—I Class

   T. Rowe Price Mid-Cap Value Fund—R Class

   T. Rowe Price Mid-Cap Value Fund—Z Class

    File Nos. 333-02993 /811-07605

 T. Rowe Price New Horizons Fund, Inc.

   T. Rowe Price New Horizons Fund

   T. Rowe Price New Horizons Fund—I Class

   T. Rowe Price New Horizons Fund—Z Class

    File Nos. 002-18099 /811-958

 T. Rowe Price New Income Fund, Inc.

   T. Rowe Price New Income Fund

   T. Rowe Price New Income Fund—Advisor Class

   T. Rowe Price New Income Fund—I Class

   T. Rowe Price New Income Fund—R Class

   T. Rowe Price New Income Fund—Z Class

    File Nos. 002-48848/811-2396

 T. Rowe Price Real Assets Fund, Inc.

  T. Rowe Price Real Assets Fund

  T. Rowe Price Real Assets Fund—I Class

  T. Rowe Price Real Assets Fund—Z Class

    File Nos. 333-166395 /811-22410

 T. Rowe Price Small-Cap Stock Fund, Inc.

   T. Rowe Price Small-Cap Stock Fund

   T. Rowe Price Small-Cap Stock Fund—Advisor Class

   T. Rowe Price Small-Cap Stock Fund—I Class

   T. Rowe Price Small-Cap Stock Fund—Z Class

    File Nos. 002-12171/811-696

 T. Rowe Price U.S. Large-Cap Core Fund, Inc.

   T. Rowe Price U.S. Large-Cap Core Fund

   T. Rowe Price U.S. Large-Cap Core Fund—Advisor Class

   T. Rowe Price U.S. Large-Cap Core Fund—I Class

   T. Rowe Price U.S. Large-Cap Core Fund—Z Class

    File Nos. 333-158764/811-22293

 T. Rowe Price U.S. Treasury Funds, Inc.

   T. Rowe Price U.S. Treasury Long-Term Fund

   T. Rowe Price U.S. Treasury Long-Term Fund—I Class

   T. Rowe Price U.S. Treasury Long-Term Fund—Z Class

   T. Rowe Price U.S. Treasury Money Fund

   T. Rowe Price U.S. Treasury Money Fund—I Class

   T. Rowe Price U.S. Treasury Money Fund—Z Class

    File Nos. 033-30531/811-5860

 T. Rowe Price Value Fund, Inc.

   T. Rowe Price Value Fund

   T. Rowe Price Value Fund—Advisor Class

   T. Rowe Price Value Fund—I Class

   T. Rowe Price Value Fund—Z Class

    File Nos. 033-54963/811-07209

Dear Mr. O’Connell:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under 485(b) on February 26, 2020.

The prospectuses and SAI went effective automatically on March 1, 2020.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Vicki S. Booth at 410-577-5024.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman